Notes Payable (Detail) - USD ($)		6 Months Ended			12 Months Ended
		Jun. 30, 2015		Jun. 30, 2014	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Balance		$ 5,738,239		$ 5,514,009	$ 5,514,009		$ 4,555,466
Issuance		559,000			800,000		1,464,000
Indebtedness satisfied via settlement & Repayments		0		(53,000)	(202,063)		(5,500)
Exchanges to equity		(5,020,478)			(274,000)		(404,285)
Conversion to equity		(158,333)			(342,500)
Recognition of debt discount		(115,005)			(347,170)		(574,369)
Accretion of interest expense		6,012			24,934		5,066
Amortization of debt discount		140,884		244,435	464,470		405,531
Conversion of accrued interest							68,100
Recharacterization of accrued interest as principal					108,059
Settlement of accreted interest					(7,500)
Balance		1,145,319			5,738,239		5,514,009
Debt Discount
Debt Instrument [Line Items]
Balance		(113,257)		(240,491)	(240,491)		(76,719)
Issuance		0			0		0
Indebtedness satisfied via settlement & Repayments		0			0		0
Exchanges to equity		0			0		0
Conversion to equity		0			0
Recognition of debt discount		(115,005)	[1]		(347,170)	[2]	(574,369)	[2]
Accretion of interest expense		6,012	[1]		9,934	[2]	5,066	[2]
Amortization of debt discount		140,884			464,470		405,531
Conversion of accrued interest							0
Recharacterization of accrued interest as principal					0
Settlement of accreted interest					0
Balance		(81,366)			(113,257)		(240,491)
Convertible Notes
Debt Instrument [Line Items]
Balance		175,000	[3]	281,000	281,000		0
Issuance		315,000			300,000	[2]	281,000	[2]
Indebtedness satisfied via settlement & Repayments		0			0		0
Exchanges to equity		(16,667)			(71,000)		0
Conversion to equity		(158,333)			(342,500)
Recognition of debt discount		0			0		0
Accretion of interest expense		0			15,000	[4]	0
Amortization of debt discount		0			0		0
Conversion of accrued interest							0
Recharacterization of accrued interest as principal					0
Settlement of accreted interest	[4]				(7,500)
Balance		315,000	[5]		175,000	[3]	281,000
Other Notes
Debt Instrument [Line Items]
Balance		1,265,559		1,473,500	1,473,500		1,082,185
Issuance		244,000			0		733,000
Indebtedness satisfied via settlement & Repayments		(5,000)			(113,000)		(5,500)
Exchanges to equity		(592,874)			(203,000)		(404,285)
Conversion to equity		0			0
Recognition of debt discount		0			0		0
Accretion of interest expense		0			0	[6]	0
Amortization of debt discount		0			0		0
Conversion of accrued interest							68,100
Recharacterization of accrued interest as principal					108,059
Settlement of accreted interest					0
Balance		911,685			1,265,559		1,473,500
Bermuda Lender
Debt Instrument [Line Items]
Balance		4,410,937		$ 4,000,000	4,000,000		3,550,000
Issuance		0			500,000		450,000
Indebtedness satisfied via settlement & Repayments		0			(89,063)		0
Exchanges to equity		(4,410,937)			0		0
Conversion to equity		0			0
Recognition of debt discount		0			0		0
Accretion of interest expense		0			0		0
Amortization of debt discount		0			0		0
Conversion of accrued interest							0
Recharacterization of accrued interest as principal					0
Settlement of accreted interest					0
Balance		$ 0			$ 4,410,937		$ 4,000,000

[1]	During the six months ended June 30, 2015, a note in the principal amount of $244,000 bears no interest and was issued for cash consideration of $200,000. The $44,000 difference between the principal amount of the note and the cash received was recorded as debt discount and is being amortized to interest expense over the term of the note.
[2]	During the years ended December 31, 2014 and 2013, notes with an aggregate principal amounts of $30,000 and $60,000, respectively, bear no interest and were issued for cash consideration of $25,000 and $50,000, respectively. The differences between the principal amounts of the notes and the cash received of $5,000 and $10,000, respectively, were recorded as debt discount and amortized to interest expense over the term of the notes.
[3]	As of December 31, 2014, convertible notes with an aggregate principal balance of $175,000 were convertible at the election of the Company. Of such convertible notes, notes with an aggregate principal balance of $83,333 are also convertible, under certain circumstances, at the election of the holder pursuant to the terms of the notes.
[4]	During the year ended December 31, 2014, pursuant to the terms of certain notes payable with maturity dates ranging from January 8, 2014 to June 10, 2014, the aggregate principal balance of the notes was increased from $90,000 to $105,000. The aggregate $15,000 of principal increases was accreted as interest expense. During the year ended December 31, 2014, $7,500 of the principal increases was settled by the conversion of a convertible note with a maturity date of January 8, 2014 and original principal balance of $30,000 into shares of the Company's common stock.
[5]	As of June 30, 2015, convertible notes with an aggregate principal balance of $315,000 were convertible into shares of common stock at the election of the Company. Of such aggregate principal balance, under certain circumstances, the holder has the right to convert $75,000 in principal into shares of common stock.
[6]	During the year ended December 31, 2014, in connection with the extension of certain notes payable with maturity dates ranging from of August 8, 2013 to March 1, 2014, an aggregate $108,059 of accrued interest was added to the aggregate principal balance of the notes, increasing the aggregate principal balance from $742,500 to $850,559.